Prepaid expense and Other current assets (Tables)	9 Months Ended
Sep. 30, 2022
Prepaid Expense And Other Current Assets
Schedule of Prepaid Expense and Other Current Assets

As of September 30, 2022 and December 31, 2021, prepaid expense and other current assets are as follows:

	September 30,	December 31,
	2022	2021
Prepaid insurance	$313,822	$1,520,016
Prepaid components	1,280,231	-
Prepaid satellite services & licenses	1,343,750	-
Other prepaid expense	213,546	68,178
VAT receivable	6,000	6,905
	$3,157,349	$1,595,099